Financial liabilities on funding arrangements - Narrative (Details) - GBP (£)	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure of financial liabilities [line items]
Estimated financial liabilities on funding arrangements	£ 0	£ 0	£ 3,090,000
Bottom of range
Disclosure of financial liabilities [line items]
Discount factors		16.00%
Top of range
Disclosure of financial liabilities [line items]
Discount factors		18.00%